Marketable debt securities	12 Months Ended
Dec. 31, 2018
Marketable Debt Securities [Abstract]
Marketable debt securities

22.   Marketable debt securities

a)	Breakdown

The detail, by classification and type, of Marketable debt securities is as follows:

	Million of euros
	2018	2017	2016

Classification:
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	2,305	3,056	2,791
Financial liabilities at amortised cost	244,314	214,910	226,078
	246,619	217,966	228,869
Type:
Bonds and debentures outstanding	195,498	176,719	183,278
Subordinated	23,676	21,382	19,873
Notes and other securities	27,445	19,865	25,718
	246,619	217,966	228,869

The breakdown of book value by maturity of the subordinated liabilities and Bonds and debentures outstanding at December 31, 2018:

	Million of euros
	Within 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total

Subordinated Liabilities	580	129	1,341	21,626	23,676
Covered bonds	16,009	29,105	12,287	28,035	85,436
Other bonds and debentures	21,492	41,858	24,873	21,839	110,062
Total bonds and debentures outstanding	37,501	70,963	37,160	49,874	195,498
Total bonds and debentures outstanding and subordinated liabilities	38,081	71,092	38,501	71,500	219,174

Note 51 contains a detail of the residual maturity periods of financial liabilities at amortised cost and of the related average interest rates in those years.

b)Bonds and debentures outstanding

The detail, by currency of issue, of Bonds and debentures outstanding is as follows:

				December 31, 2018
				Outstanding
				issue amount
				in foreign	Annual
	Million of euros			currency	interest
Currency of issue	2018	2017	2016	(Million)	rate (%)

Euro	85,479	83,321	77,231	85,479	1.25%
US dollar	62,021	48,688	48,134	71,014	3.14%
Pound sterling	16,616	13,279	15,098	14,864	2.40%
Brazilian real	15,778	17,309	27,152	70,117	5.53%
Chilean peso	6,460	5,876	6,592	5,133,310	5.00%
Other currencies	9,144	8,246	9,070
Balance at end of year	195,498	176,719	183,278

The changes in Bonds and debentures outstanding were as follows:

	Million of euros
	2018	2017	2016

Balance at beginning of year	176,719	183,278	182,073
Net inclusion of entities in the Group	—	11,426	1,009
Of which:
Banco Santander, S.A. (Group Banco Popular)	—	11,426	—
Banca PSA Italia S.p.a.	—	—	500
PSA Bank Deutschland GmbH	—	—	497

Issues	68,306	62,260	57,012
Of which:
Banco Santander (Brasil) S.A.	16,422	16,732	7,699
Santander Consumer USA Holdings Inc.	15,627	11,242	11,699
Grupo Santander UK	14,984	7,625	12,815
Banco Santander, S.A. (*)	7,683	10,712	6,385
Santander Consumer Finance, S.A.	3,605	2,508	4,567
Banco Santander - Chile.	1,483	579	3,363
Santander Consumer Bank A.S.	1,342	1,117	1,537
Santander Holdings USA, Inc.	1,210	4,133	2,798
PSA Banque France	716	1,032	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	560	118	1,840
Santander Consumer Bank AG	—	749	—
PSA Financial Services Spain, EFC, SA	—	—	726
SCF Rahoituspalvelut KIMI VI DAC	—	635	—
Auto ABS French Lease Master Compartiment 2016	—	—	635
Banco Santander Totta, S.A.	—	1,999	—
Redemptions and repurchases	(48,319)	(66,871)	(59,036)
Of which:
Banco Santander (Brasil) S.A.	(14,802)	(23,187)	(7,579)
Santander Consumer USA Holdings Inc.	(11,939)	(10,264)	(11,166)
Santander Group UK	(6,800)	(13,303)	(13,163)
Banco Santander, S.A. (*)	(4,752)	(9,956)	(12,837)
Santander Consumer Finance, S.A.	(2,366)	(1,618)	(4,117)
Santander Consumer Bank AS	(1,268)	(337)	(710)
Santander Holdings USA, Inc.	(903)	(759)	(1,786)
Banca PSA Italia S.p.A.	(600)	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(579)	(224)	(1,453)
Santander International Products, Plc.	(491)	(310)	(332)
Banco Santander- Chile	(204)	(1,442)	(516)
Banco Santander Totta, S.A.	(41)	(998)	(856)
Santander Bank, National Association	—	(886)	—
Exchange differences and other movements	(1,208)	(13,374)	2,219
Balance at year-end	195,498	176,719	183,278

(*)     As of December 31, 2017 and 2016, issuer entities were included.

c)Notes and other securities

These notes were issued basically by Santander Consumer Finance, S.A.; Santander UK plc; Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México and  Banco Santander, S.A.

d)Guarantees

Set forth below is information on the liabilities secured by financial assets:

	Million of euros
	2018	2017	2016

Asset-backed securities	38,140	32,505	38,825
Of which, mortgage-backed securities	5,197	4,034	8,561
Other mortgage securities	46,026	52,497	44,616
Of which: mortgage-backed bonds	22,023	23,907	16,965
Territorial covered bond	1,270	1,270	592
	85,436	86,272	84,033

The main characteristics of the assets securing the aforementioned financial liabilities are as follows:

1.	Asset-backed securities:
a.

Mortgage-backed securities- these securities are secured by securitised mortgage assets (see Note 10.e) with average maturities of more than ten years that must: be a first mortgage for acquisition of principal or second residence, be current in payments, have a loan-to-value ratio below 80% and have a liability insurance policy in force covering at least the appraisal value. The value of the financial liabilities broken down in the foregoing table is lower than the balance of the assets securing them - securitised assets retained on the balance sheet - mainly because the Group repurchases a portion of the bonds issued, and in such cases they are not recognised on the liability side of the consolidated balance sheet.

b.

Other asset - backed securities - including asset-backed securities and notes issued by special-purpose vehicles secured mainly by mortgage loans that do not meet the foregoing requirements and other loans (mainly personal loans with average maturities of five years and loans to SMEs with average maturities of seven years).

2.

Other mortgage securities include mainly: (i) mortgage-backed bonds with average maturities of more than ten years that are secured by a portfolio of mortgage loans and credits (included in secured loans - see Note 10.b) which must: not be classified as of procedural stage; have available appraisals performed by specialised entities; have a loan-to-value (LTV) ratio below 80% in the case of home loans and below 60% for loans for other assets and have sufficient liability insurance, (ii) other debt securities issued as part of the Group’s liquidity strategy in the UK, mainly covered bonds in the UK secured by mortgage loans and other assets.

The fair value of the guarantees received by the Group (financial and non-financial assets) which the Group is authorised to sell or pledge even if the owner of the guarantee has not defaulted is scantly material taking into account the Consolidated financial statements as a whole.

e)Spanish mortgage-market issues

The members of the board of directors hereby state that the Group entities operating in the Spanish mortgage-market issues area have established and implemented specific policies and procedures to cover all activities carried on and guarantee strict compliance with mortgage-market regulations applicable to these activities as provided for in Royal Decree 716/2009, of April 24 implementing certain provisions of Mortgage Market Law 2/1981, of March 25, and, by application thereof, in Bank of Spain Circulars 7/2010 and 5/2011, and other financial and mortgage system regulations. Also, financial management defines the Group entities' funding strategy.

The risk policies applicable to mortgage market transactions envisage maximum loan-to-value (LTV) ratios, and specific policies are also in place adapted to each mortgage product, which occasionally require the application of stricter limits.

The Bank’s general policies in this respect require the repayment capacity of each potential customer (the effort ratio in loan approval) to be analysed using specific indicators that must be met. This analysis must determine whether each customer’s income is sufficient to meet the repayments of the loan requested. In addition, the analysis of each customer must include a conclusion on the stability over time of the customer’s income considered with respect to the life of the loan. The aforementioned indicator used to measure the repayment capacity (effort ratio) of each potential customer takes into account mainly the relationship between the potential debt and the income generated, considering on the one hand the monthly repayments of the loan requested and other transactions and, on the other, the monthly salary income and duly supported income.

The Group entities have specialised document comparison procedures and tools for verifying customer information and solvency (see Note 54).

The Group entities’ procedures envisage that each mortgage originated in the mortgage market must be individually valued by an appraisal company not related to the Group.

In accordance with Article 5 of Mortgage Market Law 41/2007, any appraisal company approved by the Bank of Spain may issue valid appraisal reports. However, as permitted by this same article, the Group entities perform several checks and select, from among these companies, a small group with which they enter into cooperation agreements with special conditions and automated control mechanisms. The Group’s internal regulations specify, in detail, each of the internally approved companies, as well as the approval requirements and procedures and the controls established to uphold them. In this connection, the regulations establish the functions of an appraisal company committee on which the various areas of the Group related to these companies are represented. The aim of the committee is to regulate and adapt the internal regulations and the activities of the appraisal companies to the current market and business situation (See note 2.i).

Basically, the companies wishing to cooperate with the Group must have a significant level of activity in the mortgage market in the area in which they operate, they must pass a preliminary screening process based on criteria of independence, technical capacity and solvency -in order to ascertain the continuity of their business- and, lastly, they must pass a series of tests prior to obtaining definitive approval.

In order to comply in full with the legislation, any appraisal provided by the customer is reviewed, irrespective of which appraisal company issues it, to check that the requirements, procedures and methods used to prepare it are formally adapted to the valued asset pursuant to current legislation and that the values reported are customary in the market.

The information required by Bank of Spain Circulars 7/2010 and 5/2011, by application of Royal Decree 716/2009, of April 24 is as follows:

	2018	2017	2016

Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitised bonds)	85,610	91,094	56,871
Of which:
Loans eligible to cover issues of mortgage-backed securities	60,195	59,422	38,426
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitised mortgage assets	15,807	18,202	19,509

Mortgage-backed bonds

The mortgage-backed bonds (“cédulas hipotecarias”) issued by the Group entities are securities the principal and interest of which are specifically secured by mortgages, there being no need for registration in the property register, by mortgage on all those that at any time are recorded in favour of the issuer and are not affected by the issuance of mortgage bonds and / or are subject to mortgage participations, and / or mortgage transfer certificates, and, if they exist, by substitution assets eligible to be hedged and for the economic flows generated by derivative financial instruments linked to each issue, and without prejudice to the issuer’s unlimited liability.

The mortgage bonds include the credit right of its holder against the issuing entity, guaranteeing in the manner provided for in the previous paragraph, and involve the execution to claim from the issuer the payment after due date. The holders of these securities are recognised as preferred creditors, singularly privileged, with the preference, included in number 3º of article 1,923 of the Spanish Civil Code against any other creditor, in relation with the entire group of loans and mortgage loans registered in favour of the issuer, except those that act as coverage for mortgage bonds and / or are subject to mortgage participations and / or mortgage transfer certificates.

In the event of insolvency, the holders of mortgage-backed bonds will enjoy the special privilege established in Article 90.1.1 of Insolvency Law 22/2003, of 9 July. Without prejudice to the foregoing, in accordance with Article 84.2.7 of the Insolvency Law, during the insolvency proceedings, the payments relating to the repayment of the principal and interest of the bonds issued and outstanding at the date of the insolvency filing will be settled up to the amount of the income received by the insolvent party from the mortgage loans and credits and, where appropriate, from the replacement assets backing the bonds and from the cash flows generated by the financial instruments associated with the issues (Final Provision 19 of the Insolvency Law).

If, due to a timing mismatch, the income received by the insolvent party is insufficient to meet the payments described in the preceding paragraph, the insolvency managers must settle them by realising the replacement assets set aside to cover the issue and, if this is not sufficient, they must obtain financing to meet the mandated payments to the holders of the mortgage-backed bonds, and the finance provider must be subrogated to the position of the bond-holders.

In the event that the measure indicated in Article 155.3 of the Insolvency Law were to be adopted, the payments to all holders of the mortgage-backed bonds issued would be made on a pro-rata basis, irrespective of the issue dates of the bonds.

The outstanding mortgage-backed bonds issued by the Group totalled EUR 22,023 million at December 31, 2018 (all of which were denominated in euros), of which EUR 21,523 million were issued by Banco Santander, S.A. and EUR 500 million were issued by Santander Consumer Finance, S.A. The issues outstanding at December 31, 2018 and 2017 are detailed in the separate financial statements of each of these companies.

Mortgage-backed bond issuers have an early redemption option solely for the purpose of complying with the limits on the volume of outstanding mortgage-backed bonds stipulated by mortgage market regulations.

None of the mortgage-backed bonds issued by the Group entities had replacement assets assigned to them.